CAPITAL AND RESERVES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 Share shares	Dec. 31, 2021 Share shares
Disclosure of classes of share capital [line items]
Reserve of cash flow hedges		$ 23,000
MiCo Ltd [Member]
Disclosure of classes of share capital [line items]
Amount of investment from MiCo	$ 45,200,000
Equity investment	$ 25,200,000
Maturity of unsecured junior convertible note	seven-year
Unsecured junior convertible note	$ 20,000,000
Maximum weighted average price of ADS | $ / shares	$ 16.2
Equity component of the convertible note	$ 6,700,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares		880,000	47,492,000
Proceeds from issue of ordinary shares		$ 170,800
Share issue related cost		$ 11,000
Ordinary shares issued from exercise of employee share options | Share		880,000	2,733,328	0
Treasury shares purchased | shares			0	0
Shares issued as consideration for Exchangeable Notes purchase | shares		0	21,332,000
Class A Ordinary shares [Member] | MiCo Ltd [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares		880,000